AMERICAN FUNDS CORPORATE BOND FUND®
AMERICAN FUNDS CORPORATE BOND FUND®
Prospectus Supplement July 1, 2019
For the following funds with prospectuses dated August 1, 2018 – June 1, 2019 (each as supplemented to date)
American Funds Corporate Bond Fund®

1. The “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the corresponding tables set forth under such fund’s name below. Except as indicated below each table, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS CORPORATE BOND FUND®		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees		0.29%	1.00%	0.25%	0.25%	none	none	0.28%	1.00%	0.50%	0.25%	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	[1]	0.23%	0.23%	0.22%	0.25%	0.22%	0.12%	0.28%	0.28%	0.21%	0.28%	0.28%	0.19%	0.46%	0.32%	0.25%	0.21%	0.24%	0.16%	0.13%
Total annual fund operating expenses		0.90%	1.61%	0.85%	0.88%	0.60%	0.50%	0.94%	1.66%	1.09%	0.91%	0.66%	1.57%	1.59%	1.30%	1.13%	0.84%	0.62%	0.54%	0.51%
Expense reimbursement	[1],[2]	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total annual fund operating expenses after expense reimbursement		0.86%	1.57%	0.81%	0.84%	0.56%	0.46%	0.90%	1.62%	1.05%	0.87%	0.62%	1.53%	1.55%	1.26%	1.09%	0.80%	0.58%	0.50%	0.47%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least July 1, 2020. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expense Example - AMERICAN FUNDS CORPORATE BOND FUND® - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 459	$ 260	$ 331	$ 86	$ 57	$ 47	$ 463	$ 265	$ 107	$ 337	$ 63	$ 156	$ 158	$ 128	$ 111	$ 82	$ 59	$ 51	$ 48
3 years	647	504	511	277	188	156	659	520	343	529	207	492	498	408	355	264	194	169	160
5 years	851	872	706	484	331	276	872	898	597	737	364	851	862	709	618	462	342	298	281
10 years	$ 1,438	$ 1,908	$ 1,269	$ 1,081	$ 746	$ 624	$ 1,483	$ 1,962	$ 1,325	$ 1,338	$ 819	$ 1,864	$ 1,886	$ 1,564	$ 1,371	$ 1,033	$ 770	$ 673	$ 637

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - AMERICAN FUNDS CORPORATE BOND FUND® - USD ($)	Class C	Class 529-C
1 year	$ 160	$ 165
3 years	504	520
5 years	872	898
10 years	$ 1,908	$ 1,962

Keep this supplement with your prospectus.